Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforward	$ 418,712	$ 322,868
Hong Kong [Member]
Income tax rate	16.50%
PRC [Member]
Income tax rate	25.00%